Description of Business - Additional Information (Detail)	3 Months Ended		9 Months Ended
	Sep. 30, 2023 Segment	Sep. 30, 2022 Segment	Sep. 30, 2023 Segment	Sep. 30, 2022 Segment	Oct. 22, 2023 $ / shares
Segment Reporting Information [Line Items]
Number of reportable segments | Segment	3	3	3	3
Subsequent Event
Segment Reporting Information [Line Items]
Per share merger consideration | $ / shares					$ 50